NET LOSS PER SHARE - Schedule of Antidilutive Securities (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	53,583,579	82,126,079	53,583,579	82,126,079	50,873,467	40,012,825	25,791,263
Stock options, including performance stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	29,559,690	39,717,079	29,559,690	39,717,079	32,529,224	40,012,825	25,791,263
Outstanding warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	760,915	23,890,000	760,915	23,890,000
Restricted stock units, including Market Based RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	23,262,974	18,519,000	23,262,974	18,519,000	18,344,243	0	0